SPA ETF Trust
Tower 49
12 East 49th Street
New York, New York 10017
VIA EDGAR
February 2, 2009
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	SPA ETF Trust File Number: 333-144856, 811-22103
Ladies and Gentlemen:
On behalf of SPA ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A, filed on January 27, 2009, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on January 27, 2009, accession number 0000950123-09-001319.
     If you have any questions or comments regarding this filing, please contact Jeremy Senderowicz at (212) 878-3412.

Very truly yours, SPA ETF Trust
By:	/s/ Antony Peter Drain
Antony Peter Drain
President